Shareholder Report, Average Annual Return (Details) DFBE_Emerging Markets Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Value Portfolio – Institutional
Average Annual Return, Percent	22.89%	13.77%	8.88%
MSCI Emerging Markets Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	7.69%
MSCI Emerging Markets Value Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index (net div.)
Average Annual Return, Percent	24.54%	10.69%	6.84%